Reserves For Losses (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cardmember Loans And Related Reserves Evaluated Separately And Collectively For Impairment [Abstract]
Cardmember loans evaluated separately for impairment	$ 744	$ 1,087	$ 721
Reserves on cardmember loans evaluated separately for impairment	176	279	187
Cardmember loans evaluated collectively for impairment	61,877	59,763	32,051
Reserves on cardmember loans evaluated collectively for impairment	$ 1,698	$ 3,367	$ 3,081